Loans and Debentures (Schedule of Contractual Conditions) (Details) - USD ($) $ in Thousands		Dec. 31, 2018		Dec. 31, 2017
Current liabilities
Short-term loans from banks, financial institutions and others	[1]			$ 317,684	[2]
Total current liabilities				317,684
Current maturities of long-term liabilities:
Loans from banks, financial institutions and others		20,302		123,908
Non-convertible debentures		2,933		6,364
Total		23,235		130,272
Total current liabilities		23,235		447,956
Non-current liabilities
Loans from banks and financial institutions		487,759		503,785
Non-convertible debentures		75,476	[3]	84,758	[4]
Total non-current liabilities		563,235		588,543
Total liabilities		$ 586,470		$ 1,036,499

[1]	Balances as at December 31, 2017 mainly relate to loans from related parties (see Note 29.D).
[2]	Excludes current portion of long-term liabilities and long-term liabilities which were classified to short-term.
[3]	Includes current portion of long-term liabilities.
[4]	Includes current portion of long-term liabilities and long-term liabilities which were classified to short-term.